Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 109,837	$ 48,800	$ 95,052
Costs and expenses:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	26,536	19,823	23,522
Operations and support	14,928	12,371	19,882
Marketing	19,937	16,332	49,921
Product development	22,712	22,567	22,066
General and administrative	35,559	21,813	24,947
Depreciation and amortization	7,327	8,899	8,390
Total costs and expenses	126,999	101,805	148,728
Loss from operations	(17,162)	(53,005)	(53,676)
Other income (expense), net:
Interest income	49	488	2,807
Interest expense	(2,952)	(3,154)	(204)
Loss from impairment of DogHero investment	0	(2,080)	0
Change in fair value of earnout liabilities	(46,015)	0	0
Change in fair value of derivative warrant liabilities	2,089	0	0
Other income (expense), net	(284)	172	(1,109)
Total other income (expense), net	(47,113)	(4,574)	1,494
Loss before income taxes	(64,275)	(57,579)	(52,182)
Benefit from income taxes	226	94	468
Net loss	$ (64,049)	$ (57,485)	$ (51,714)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.72)	$ (1.92)	$ (1.77)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.72)	$ (1.92)	$ (1.77)
Weighted-average shares used in computing net loss per share, basic (in shares)	89,004	29,896	29,138
Weighted-average shares used in computing net loss per share, diluted (in shares)	89,004	29,896	29,138